Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segmental analysis
Revenue	£ 12,785	£ 13,552		£ 18,163
Total income	10,512	10,508	[1]	13,987	[1]
Retail Banking
Segmental analysis
Revenue	5,433	5,425		6,223
Total income	4,445	4,181		4,866
Ulster Bank RoI
Segmental analysis
Revenue	298	282		356
Total income	228	222		301
Commercial Banking
Segmental analysis
Revenue	3,838	3,798		4,486
Total income	3,875	3,958		4,318
Private Banking
Segmental analysis
Revenue	919	865		944
Total income	816	763		777
RBS International
Segmental analysis
Revenue	600	508		658
Total income	548	497		610
NatWest Markets
Segmental analysis
Revenue	853	1,997		3,074
Total income	415	1,123		1,342
Central Items and other
Segmental analysis
Revenue	844	677		2,422
Total income	185	(236)		1,773
Total excluding Ulster Bank RoI
Segmental analysis
Revenue	12,487	13,270		17,807
Total income	10,284	10,286		13,686
Operating segment
Segmental analysis
Revenue	12,785	13,552		18,163
Total income	10,512	10,508		13,987
Operating segment | Retail Banking
Segmental analysis
Revenue	5,419	5,386		6,161
Total income	4,433	4,157		4,834
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	297	280		350
Total income	237	228		296
Operating segment | Commercial Banking
Segmental analysis
Revenue	3,751	3,734		4,347
Total income	3,939	4,065		4,814
Operating segment | Private Banking
Segmental analysis
Revenue	792	702		703
Total income	801	700		631
Operating segment | RBS International
Segmental analysis
Revenue	594	505		639
Total income	548	500		603
Operating segment | NatWest Markets
Segmental analysis
Revenue	823	1,984		2,516
Total income	554	1,395		1,664
Operating segment | Central Items and other
Segmental analysis
Revenue	1,109	961		3,447
Total income		(537)		1,145
Operating segment | Total excluding Ulster Bank RoI
Segmental analysis
Revenue	12,488	13,272		17,813
Total income	10,275	10,280		13,691
Inter segment | Retail Banking
Segmental analysis
Revenue	14	39		62
Total income	12	24		32
Inter segment | Ulster Bank RoI
Segmental analysis
Revenue	1	2		6
Total income	(9)	(6)		5
Inter segment | Commercial Banking
Segmental analysis
Revenue	87	64		139
Total income	(64)	(107)		(496)
Inter segment | Private Banking
Segmental analysis
Revenue	127	163		241
Total income	15	63		146
Inter segment | RBS International
Segmental analysis
Revenue	6	3		19
Total income		(3)		7
Inter segment | NatWest Markets
Segmental analysis
Revenue	30	13		558
Total income	(139)	(272)		(322)
Inter segment | Central Items and other
Segmental analysis
Revenue	(265)	(284)		(1,025)
Total income	185	301		628
Inter segment | Total excluding Ulster Bank RoI
Segmental analysis
Revenue	(1)	(2)		(6)
Total income	£ 9	£ 6		£ (5)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.